                                  Filed with the Securities and Exchange Commission on October 7, 2003

Registration No. 33-44436                                                               Investment Company Act No. 811-5438
=======================================================================================================================================
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                       Registration Statement under The Securities Act of 1933*
                                                    Post-effective Amendment No. 24
                                                                  and
                                    Registration Statement under The Investment Company Act of 1940
                                                           Amendment No. 66

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                    --------------------------------------------------------------
                                                       (Exact Name of Registrant)

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                              -------------------------------------------
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                            -----------------------------------------------
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                            --------------
                                                    (Depositor's Telephone Number)

                                                TIMOTHY P. HARRIS, CORPORATE SECRETARY
                                            One Corporate Drive, Shelton, Connecticut 06484
                                            -----------------------------------------------
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                         LAURA K. KEALEY, ESQ.
                                                                COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 944-5477
                                    --------------------------------------------------------------

                                           Approximate Date of Proposed Sale to the Public:

                            OCTOBER 8, 2003 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS
                                                        REGISTRATION STATEMENT.

                           It is proposed that this filing become effective:  (check appropriate space)
                                    __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X  on  October 8, 2003  pursuant to paragraph (b) of rule 485
                                          -----------------
                                    __  60 days after filing pursuant to paragraph (a) (i) of rule 485
                                    __  on ______________pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
=======================================================================================================================================
                                   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
---------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity ContractsIndefinite**           Indefinite**                                       $0
=======================================================================================================================================
                                    **Pursuant to Rule 24f-2 of the Investment Company Act of 1940
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*The Prospectus contained in this Registration Statement also relates to annuity contracts no longer being sold but for which additional Purchase Payments are accepted and which are covered by earlier Registration Statement File Numbers 33-19363 and 33-47753.
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Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the
Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2002 was filed within 90 days of the close of the fiscal year.
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Asap

                                                                 NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 33-44436 for the purpose of including in the
Registration Statement a Prospectus Supplement which adds a new optional benefit to the variable annuity contract described in the registration statement and amends certain other disclosure in the registration statement.  This new optional benefit is being filed pursuant to a written request to the SEC's Office of Insurance Products to grant Registrant permission to rely on Rule
485(b)(1(vii).  The SEC staff has granted our request and Registrant is hereby submitting the new optional benefit under Rule 485(b)
instead of Rule 485(a).  The disclosure related to the new optional benefit was previously filed as a prototype as part of a
Post-Effective Amendment No. 2 on Form N-4, File No. 333-96577.  Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

ASAP

                                              Supplement to Prospectus Dated May 1, 2003
                                                   Supplement dated October 13, 2003

This Supplement  should be retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

WHO IS AMERICAN SKANDIA?
The following paragraph is added to this section of the prospectus:

Effective May 1, 2003,  Skandia U.S. Inc.,  the sole  shareholder  of ASI,  which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial  is a New  Jersey  insurance  holding  company  whose  subsidiary  companies  serve individual and  institutional  customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the U.S.  These  companies  offer a variety of products and services,  including life  insurance,  property and casualty insurance, mutual funds, annuities, pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

=======================================================================================================================================
The Guaranteed Return Option PlusSM program,  as further described below, is not applicable to  purchasers/owners  who are residents of the State of New York or to purchasers/owners of the PSA Prior Contract as described in the Prospectus.
=======================================================================================================================================

GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)

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The  Guaranteed  Return  Option Plus  described  below is being  offered as of October 13,  2003 in those  jurisdictions  where we have received  regulatory  approval,  and will be offered  subsequently in other  jurisdictions when we receive regulatory approval in those jurisdictions.  Certain  terms and  conditions  may differ  between  jurisdictions  once  approved.  The  program can be elected by new purchasers on the Issue Date of their Annuity,  and can be elected by existing  Annuity  Owners on either the  anniversary of the Issue
Date of their Annuity or on a date other than that  anniversary,  as described  below under  "Election of the Program".  The Guaranteed
Return Option Plus is not available if you elect the Guaranteed  Return Option  program,  the  Guaranteed  Minimum  Withdrawal  Benefit rider or the Guaranteed Minimum Income Benefit rider.
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We offer a program  that,  after a seven-year  period  following  commencement  of the program (we refer to the end of that  seven-year period as the "maturity  date") and on each  anniversary  of the maturity date  thereafter,  guarantees  your Account Value will not be less than your Account Value on the effective date of your program (called the "Protected  Principal  Value").  The program also offers you the  opportunity  to elect a second,  enhanced  guaranteed  amount at a later  date if your  Account  Value  has  increased,  while preserving  the  guaranteed  amount  established  on the effective  date of your program.  The enhanced  guaranteed  amount (called the
"Enhanced  Protected Principal Value") guarantees that, after a separate seven-year period following election of the enhanced guarantee and on each  anniversary  thereafter,  your  Account  Value  will not be less than your  Account  Value on the  effective  date of your election of the enhanced guarantee.

The program monitors your Account Value daily and, if necessary,  systematically  transfers amounts between variable investment options you choose and Fixed  Allocations  used to support the Protected  Principal  Value(s).  The program may be  appropriate  if you wish to protect a principal  amount  against  market  downturns  as of a specific  date in the future,  but also wish to invest in the variable investment  options to participate in market  increases.  There is an additional  charge if you elect the Guaranteed Return Option Plus program.

The guarantees  provided by the program exist only on the applicable  maturity  date(s) and on each anniversary of the maturity date(s)
thereafter.  However,  due to the  ongoing  monitoring  of your  Account  Value and the  transfer  of Account  Value  between  variable investment  options and Fixed  Allocations to support our future  guarantees,  the program may provide some protection from significant market losses if you choose to surrender the Annuity or begin receiving annuity payments prior to a maturity date.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.
|X|      Base Guarantee:  Under the base guarantee,  American  Skandia  guarantees that on the maturity date and on each anniversary of the maturity date thereafter, your Account Value will be no less than the Protected Principal Value.
     On the maturity date and on each  anniversary  after the maturity  date,  if your Account  Value is below the Protected  Principal
     Value,  American Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

|X|      Enhanced  Guarantee:  On any  anniversary  following  commencement  of the program,  you can establish an enhanced  guaranteed amount based on your current  Account Value.  Under the enhanced  guarantee,  American  Skandia  guarantees that at the end of the seven year period  following  the  election of the enhanced  guarantee  (also  referred to as its  "maturity  date"),  and on each anniversary of the maturity date thereafter,  your Account Value will be no less than the Enhanced Protected  Principal Value. You can elect an enhanced  guarantee  more than once;  however,  a subsequent  election  supersedes  the prior election of an enhanced guarantee.  Election of an enhanced  guarantee does not impact the base  guarantee.  In addition,  you may elect an "auto step-up"
     feature that will automatically  increase your base guarantee (or enhanced  guarantee,  if previously elected) on each anniversary of the program (and create a new,  seven year  maturity  period for the new enhanced  guarantee)  if the Account  Value as of that anniversary exceeds the existing base guarantee (or enhanced  guarantee,  if previously elected) by 7% or more. You may also elect to terminate an enhanced guarantee.  If you elect to terminate the enhanced guarantee, the base guarantee will remain in effect.
     If you have  elected the enhanced  guarantee,  on the  guarantee's  maturity  date and on each  anniversary  of the maturity  date thereafter,  if your Account Value is below the Enhanced Protected Principal Value, American Skandia will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value.

Any amounts added to your Annuity will be applied,  if necessary,  to any Fixed Allocations needed to support the applicable  guarantee amount as of the maturity  date or any  anniversary  of the maturity  date.  Any remaining  amounts will be allocated  pro-rata to your
Account  Value  based on your  current  Sub-account  allocations.  We will notify you of any amounts  added to your  Annuity  under the program.  The Protected  Principal Value is referred to as the "Base Guarantee" and the Enhanced Protected  Principal Value is referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your  Annuity,  while the  program is in effect,  will  reduce the base  guarantee  under the  program as well as any enhanced  guarantee.  Cumulative annual  withdrawals up to 5% of the Protected  Principal Value as of the effective date of the program
(adjusted  for any  subsequent  Purchase  Payments  and any Credits  applied to such  Purchase  Payments)  will  reduce the  applicable guaranteed amount by the actual amount of the withdrawal  (referred to as the  "dollar-for-dollar  limit").  If the amount withdrawn is greater  than the  dollar-for-dollar  limit,  the portion of the  withdrawal  equal to the  dollar-for-dollar  limit will be treated as described  above,  and the portion of the  withdrawal in excess of the  dollar-for-dollar  limit will reduce the base guarantee and the enhanced  guarantee  proportionally,  according  to the formula as  described  in the rider for this  benefit (see the examples of this calculation  below).  Withdrawals will be taken pro-rata from the variable  investment options and any Fixed  Allocations.  Withdrawals will be subject to all other  provisions of the Annuity,  including any  Contingent  Deferred  Sales Charge or Market Value  Adjustment
that would apply.

Charges for other  optional  benefits under the Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed  amount under the  Guaranteed  Return Option Plus program,  however,  any partial  withdrawals in payment of charges for the
Plus40(TM)Optional Life Insurance Rider will be treated as withdrawals and will reduce the applicable guaranteed amount.

The following examples of dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the
GRO PlusSM program are October 13, 2003; 2.) an initial  Purchase  Payment of $250,000;  3.) a base guarantee  amount of $250,000;  and
4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 29, 2003 (in the first Annuity Year).  No prior  withdrawals  have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 18, 2003 (still  within the first  Annuity  Year).  The Account  Value  immediately before the withdrawal is $180,000.  As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting base guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal is made on December 19, 2004 (second Annuity Year).  The Remaining Limit has been reset to the  dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).
o        The  Remaining  Limit for the balance of the second  Annuity Year is also  reduced by the amount  withdrawn  (from  $12,500 to
         $2,500).

KEY FEATURE - Allocation of Account Value
In general,  you have discretion over the allocation of your Account Value that remains allocated in the variable  investment  options.
However,  we reserve the right to prohibit  investment in certain  Portfolios if you participate in the program.  Account Value is only
                                                                                                                                   ----
transferred  to and  maintained  in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is necessary to support our guarantee(s)  under the program.  This  permits your Annuity to  participate  in the upside  potential of the  Sub-accounts  while only transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  We monitor  fluctuations in your Account
Value  each  business  day,  as well as the  prevailing  interest  rates on Fixed  Allocations,  the  remaining  duration(s)  until the applicable  maturity  date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a "reallocation  trigger", which  determines  whether  Account  Value must be  transferred  to or from Fixed  Allocation(s).  While you are not notified when your
Account Value reaches a reallocation  trigger,  you will receive a confirmation  statement indicating the transfer of a portion of your
Account Value either to or from Fixed Allocation(s).

|X|      If your Account Value is greater than or equal to the  reallocation  trigger,  your Account  Value in the variable  investment options will remain allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed Allocation to support the applicable  guaranteed  amount, all or a portion of those amounts may be transferred from the
     Fixed Allocation and re-allocated to the variable  investment  options pro-rata according to your current  allocations  (including the model  allocations  under any asset  allocation  program you may have elected).  A Market Value  Adjustment will apply when we reallocate Account Value from a Fixed Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your  Account  Value is less than the  reallocation  trigger,  a portion of your Account  Value in the variable  investment options  will be  transferred  to a new Fixed  Allocation(s)  to support  the  applicable  guaranteed  amount.  These  amounts are transferred on a pro-rata basis from the variable  investment  options.  The new Fixed  Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable  maturity  date(s).  The Account Value  allocated to the new Fixed  Allocation(s)
     will be credited with the fixed  interest  rate(s) then being  credited to a new Fixed  Allocation(s)  maturing on the  applicable maturity  date(s) (rounded to the next highest yearly  duration).  The Account Value will remain invested in each applicable Fixed
     Allocation  until the  applicable  maturity date unless,  at an earlier  date,  your Account Value is greater than or equal to the reallocation  trigger and,  therefore,  amounts can be  transferred  to the variable  investment  options  while  maintaining  the guaranteed protection under the program (as described above).

=======================================================================================================================================
If a significant  amount of your Account Value is systematically  transferred to Fixed  Allocations to support the Protected  Principal
Value and/or the Enhanced  Protected  Principal Value during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the variable  investment  options if there is a subsequent market recovery.  During the period prior to the maturity date of the base guarantee or any enhanced  guarantee,  or any anniversary of such maturity date(s), a significant  portion of your Account Value may be allocated to Fixed  Allocations to support any applicable  guaranteed  amount(s).  If your Account  Value is less than the  reallocation  trigger and new Fixed  Allocations  must be  established  during  periods where the interest  rate(s) being  credited to such Fixed  Allocations  is extremely  low, a larger  portion of your Account Value may need to be transferred to Fixed Allocations to support the applicable guaranteed amount(s).
=======================================================================================================================================

Separate Fixed Allocations may be established in support of the Protected  Principal Value and the Enhanced  Protected  Principal Value
(if elected).  There may also be circumstances  when a Fixed Allocation will be established only in support of the Protected  Principal
Value or the  Enhanced  Protected  Principal  Value.  If you elect an  enhanced  guarantee,  it is more  likely  that a portion of your
Account  Value may be allocated to Fixed  Allocations  and will remain  allocated  for a longer  period of time to support the Enhanced
Protected  Principal Value,  even during a period of positive market  performance  and/or under  circumstances  where Fixed Allocations would not be necessary to support the Protected  Principal  Value.  Further,  there may be  circumstances  where Fixed  Allocations  in support of the Protected  Principal Value are transferred to the variable  investment  options while Fixed Allocations in support of an
Enhanced  Protected  Principal  Value are not transferred  because they must remain invested in the Fixed  Allocation in support of the higher enhanced guarantee.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Changes to the allocation  mechanism and/or the reallocation  trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return  Option  Plus  program  can be elected at the time that you  purchase  your  Annuity,  or on any  business  day thereafter (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity,  the program will be effective as of the business day that we receive the required  documentation  in good order at our home office,  and the  guaranteed  amount will be based on your Account Value as of that date.  If you  previously  elected the  Guaranteed  Return Option  program and wish to elect the
Guaranteed  Return Option Plus program,  your prior  Guaranteed  Return Option  program will be terminated  (including  the  guaranteed amount(s))  and the  Guaranteed  Return  Option Plus program will be added to your Annuity  based on the current  Account  Value.  This election of GRO PlusSM may result in a market value adjustment, which could increase or decrease your Account Value.

Termination of the Program
The Annuity  Owner can elect to terminate  the enhanced  guarantee  but maintain the  protection  provided by the base  guarantee.  The
Annuity Owner also can terminate  the  Guaranteed  Return Option Plus program  entirely.  An Annuity Owner who  terminates  the program entirely can  subsequently  elect to  participate  in the program  again (based on the Account  Value on that date) by  furnishing  the documentation we require.  In a rising market,  an Annuity Owner could, for example,  terminate the program on a given business day and two weeks later  reinstate the program with a higher base guarantee (and a new maturity date).  However,  your ability to reinstate the program is limited by the  following:  (A) in any Annuity  Year,  we do not permit more than two  program  elections  and (B) a program reinstatement cannot be effected on the same business day on which a program termination was effected.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract);  (b) as of the date Account  Value is applied to begin  annuity  payments;  or (c) upon full  surrender of the Annuity.  If you elect to terminate the program prior to the  applicable  maturity  date,  the  Guaranteed  Return  Option Plus will no longer  provide a guarantee of your
Account  Value.  The surviving  spouse may elect the benefit at any time after the death of the Annuity Owner.  The surviving  spouse's election  will be effective on the business day that we receive the required  documentation  in good order at our home office,  and the
Account Value on that business day will be the Protected Principal Value.

The charge for the  Guaranteed  Return Option Plus program will no longer be deducted from your Account Value upon  termination  of the program.

Special Considerations under the Guaranteed Return Option Plus
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon  inception of the program,  100% of your Account  Value must be allocated to the variable  investment  options.  No Fixed
     Allocations may be in effect as of the date that you elect to participate in the program.  However,  the reallocation  trigger may transfer Account Value to Fixed Allocations as of the effective date of the program under some circumstances.
|X|      Annuity  Owners  cannot  allocate any portion of Purchase  Payments or transfer  Account  Value to or from a Fixed  Allocation while participating in the program,  and cannot participate in any dollar cost averaging program that transfers Account Value from a Fixed Allocation to the variable investment options.
|X|      Additional  Purchase Payments  (including any credits associated with such Purchase Payments) applied to the Annuity while the program is in effect will increase the applicable  guarantee amount by the actual amount of the Purchase Payment;  however, all or a portion of any additional  Purchase Payments  (including any credits associated with such Purchase Payments) may be allocated by us to Fixed Allocations to support the additional amount guaranteed.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account Value by American  Skandia on the maturity date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.

Charges under the Program
We deduct a charge equal to 0.25% of Account Value per year to  participate in the  Guaranteed  Return Option Plus program.  The annual charge is deducted  daily against your Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed  Allocations under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia  for:  (a) the risk that your
Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

ASAP - SUPP. - (10/13/2003)                                                                                             92001a0903

ASAP

                                                          PART C

                                                     OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the  resolution  of the board of directors  of Depositor  authorizing  the  establishment  of the
                  Registrant for Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to  Registration
                  Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of Revised  Principal  Underwriting  Agreement  between  American  Skandia  Life  Assurance
                           Corporation and American  Skandia  Marketing,  Incorporated,  formerly Skandia Life Equity Sales
                           Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.
                           33-87010, filed March 2, 1998.

                  (b)      Form of  Revised  Dealer  Agreement  filed  via EDGAR  with  Post-Effective  Amendment  No. 7 to
                           Registration Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the form of the  Annuity  filed  via  Edgar  with  Post-Effective  Amendment  No.  13 to
                           Registration Statement No. 33-44436, filed April 29, 1997.

(b)      Copy of Guaranteed  Minimum  Death  Benefit  Endorsement  filed via EDGAR with  Post-Effective  Amendment No. 8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

(c)      Copy of  Performance-related  Benefits  and First Year  Credits  Endorsement  filed via EDGAR with  Post-Effective
                           Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(d)      Copy of percent Death  Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment No. 1 to  Registration
                           Statement No. 333-49478, filed March 14, 2001.

                  (e)      Copy of Continuous Guaranteed Return Option filed via EDGAR with Post-Effective  Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

         (5)      A copy of the  application  form used with the Annuity  provided in response to (4) above filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American  Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed
                           March 2, 1998.

                  (b)      Copy of the  By-Laws  of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR  with
                           Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      (a)      Annuity Reinsurance Agreement between Depositor and Transamerica Occidental Life
                           Insurance Company effective April 1, 1993 filed via EDGAR with  Post-effective  Amendment No. 12 to Registration Statement No. 33-44436, filed April 29, 1996.

                  (b)      Annuity Reinsurance Agreement between Depositor and Transamerica Occidental Life
                           Assurance Company effective  January 1, 1994 filed via EDGAR with  Post-effective  Amendment No.
                           12 to Registration Statement No. 33-44436, filed April 29, 1996.

                  (c)      Amendment No. 1 to Annuity Reinsurance Agreement between Depositor and Transamerica
                           Occidental Life Insurance Company referenced in 7(a) above effective January 1, 1994.
                           Filed via EDGAR with  Post-effective  Amendment No. 12 to Registration  Statement No.  33-44436,
                           filed April 29, 1996

                  (d)      Annuity Reinsurance Agreement between Depositor and Connecticut General Life Insurance
                           Company effective January 1, 1995.
                           Filed via EDGAR with  Post-effective  Amendment No. 12 to Registration  Statement No.  33-44436,
                           filed April 29, 1996

         (8)      Agreements between Depositor and:

(a)      American  Skandia  Trust  filed Via EDGAR  with  Post-effective  Amendment  No. 4 to  Registration  Statement  No.
                           33-87010,  filed February 25, 1997 (At such time, what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

(b)      Rydex Variable Trust filed via EDGAR with Post-Effective  Amendment No. 8 to Registration  Statement No. 33-87010,
                           filed April 26, 1999.

(c)      First Defined  Portfolio Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration  Statement
                           No. 33-86866, filed April 26, 2000.

(d)      Evergreen  Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement
                           No. 33-87010, filed April 26, 2000.

(e)      INVESCO  Variable  Investment  Funds,  Inc. filed via EDGAR with  Post-Effective  Amendment No. 9 to  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(f)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No.  33-87010,  filed
                           April 26, 2000.

                  (g)      Prudential  Series  Fund,  Inc.  filed  via  EDGAR  with  Post-Effective  Amendment  No.  15  to
                           Registration Statement No. 33-87010, filed April 26, 2001.

(g)      Gartmore  Global  Asset  Management  Trust filed via EDGAR with  Post-Effective  Amendment  No. 2 to  Registration
                           Statement No. 333-96577, filed August 6, 2003.

         (9)      Opinion and Consent of Counsel                                                             FILED HEREWITH

         (10)     Consent  of  Ernst  &  Young  LLP  incorporated  by  reference  to  Post-Effective  Amendment  No.  23 to
                  thisRegistration Statement No. 33-44436, filed April 28, 2003.

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation  of  Performance   Information  for   Advertisement  of  Performance  filed  via  EDGAR  with
                  Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:

Effective  May 1, 2003  Prudential  Financial,  Inc., a New Jersey  corporation,  purchased  Skandia U.S.  Inc., a Delaware corporation,  and its subsidiaries,  one of which is American Skandia Life Assurance Corporation ("American Skandia"), from
Skandia  Insurance  Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American
Skandia.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Nicholas Campanella                                                    Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Carl A. Cavaliere                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                                         Vice President, Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc Levine                                                            Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Vice President
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer, President and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer and Controller
213 Washington Street
Newark, New Jersey  07102-2992

Yvonne Rocco                                                           Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Item 26.  Persons  Controlled  by or Under  Common  Control  with the  Depositor  or  Registrant:  The  Depositor  does not directly or indirectly  control any person.  The following  persons are under common control with the Depositor by American
Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and
                  Exchange Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company
         -----------------------------------------------------
                  domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general
         --------------------------------------------------------------------------
                  business corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized
         ------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia
                  Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds,
                  Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation
         ----------------------------------------------------------
                  organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor Funds, Inc. portfolios or other mutual funds unaffiliated with
                  American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation
         ------------------------------------------------------
                  organized in the State of Delaware.  The organization is a registered transfer agent for American
                  Skandia Advisor Funds, Inc. ("ASAF") and it provides transfer agent services to ASAF.

Effective May 1, 2003,  Skandia U.S.  Inc., the sole  shareholder  of ASI,  which is the parent of ASLAC,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial is a New Jersey insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide and include The Prudential  Insurance  Company of America,  one of
the largest life insurance companies in the U.S.

In addition to the  affiliates  and/or  subsidiaries  shown  above,  ASLAC holds all of the voting  securities  of American
Skandia Trust ("AST"),  a managed,  open-end  investment  company organized as a Massachusetts  business trust,  other than those  securities held in separate  accounts of Kemper Investors Life Insurance  Company  ("Kemper") in support of variable life  insurance  policies  issued by  Kemper.  The  shares of this  investment  company  are voted in  accordance  with the instructions  of persons  having  interests in the unit  investment  trust,  and ASLAC and Kemper vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

The subsidiaries of Prudential  Financial,  Inc. are listed under Item 26 of Pre-Effective  Amendment No. 3 to the Form N-4
Registration  Statement for Pruco Life Flexible Premium Variable Annuity Account,  Registration No. 333-52754,  filed April
17, 2003, the text of which is hereby incorporated.

Item 27.  Number of Contract Owners:  As of December 31, 2002, there were 41,458 owners of Annuities.

Item 28.  Indemnification:  Under Section  33-320a of the  Connecticut  General  Statutes,  the Depositor  must indemnify a director or officer against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including attorneys'  fees,  for actions  brought or  threatened  to be brought  against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the Depositor.  In any criminal  action or proceeding,  it also must be determined  that the director or officer had no reason to believe his conduct was  unlawful.  The  director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court determines that he is fairly and  reasonable  entitled to be  indemnified,  and the court  approves the amount.  In shareholder  derivative  suits,  the director or officer must be finally  adjudged not to have  breached  this duty to the  Depositor or a court must  determine that he is fairly and  reasonably  entitled  to be  indemnified  and must  approve  the  amount.  In a claim based upon the
director's  or  officer's  purchase  or  sale  of  the  Registrants'  securities,   the  director  or  officer  may  obtain
indemnification  only if a court determines that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and American  Skandia,  Inc., a corporation  organized under the laws of the state of Delaware.  The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will reimburse ASLAC or ASM, as applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain  exclusions  contained  in the policy,  will pay any other  costs,  charges  and  expenses, settlements  and judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities Act of
1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant  pursuant to the foregoing provisions,  or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against public policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant of expenses incurred or paid by a director,  officer or controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of  Registrant's  counsel the matter has been settled by  controlling  precedent,  Registrant  will submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc.,  serves as distributor and principal underwriter for flexible premium deferred annuities, single premium deferred annuities,  modified single premium variable life insurance  policies and flexible premium variable life insurance policies issued by American
         Skandia  Life  Assurance  Corporation.  ASM also serves as  distributor  and  principal  underwriter  for American
         Skandia Trust and American Skandia Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective  May 1, 2003  Prudential  Financial,  Inc., a New Jersey  corporation,  purchased  Skandia U.S.  Inc., a Delaware corporation,  and its  subsidiaries,  one of which is  American  Skandia  Marketing,  Incorporated  ("ASM"),  from  Skandia
Insurance Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas Campanella                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Marc Levine                                                            Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President and Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Controller
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Director and Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Maryanne Ryan                                                          Chief Anti-Money Laundering Officer
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in
Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity  contracts may be accepted and allocated to the  Sub-accounts of Separate Account
B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract  offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of Additional
Information,  or (2) a post card or  similar  written  communication  affixed to or  included  in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant  hereby  undertakes  to deliver any Statement of Additional  Information  and any financial  statements required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services  rendered,  the expenses expected to be incurred and the  risks  assumed  by the  Depositor.  Depositor  bases  its  representation  on its  assessment  of all of the facts and circumstances,  including such relevant  factors as: the nature and extent of such services,  expenses and risks;  the need for  Depositor  to earn a profit;  the  degree to which the  contracts  include  innovative  features;  and the  regulatory standards for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of  industry  practice.  This  representation  applies to all  Contracts  sold  pursuant  to this  Registration  Statement, including those sold on the terms  specifically  described in the prospectus  contained herein, or any variations  therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

(e)      With respect to the restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are  relying  upon:  1) a  no-action  letter  dated  November  28, 1988 from the staff of the  Securities  and  Exchange
Commission to the American  Council of Life  Insurance  with respect to annuities  issued under Section 403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                                         EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 9         Opinion and Consent of Counsel         FILED HEREWITH

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this  7th day of October, 2003.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  _______________________________________                            Attest:  _________________________
     /s/Timothy P. Harris, Corporate Secretary                                    /s/  Kathleen A. Chapman

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  _______________________________________                            Attest:  _________________________
     /s/Timothy P. Harris, Corporate Secretary                                   /s/   Kathleen A. Chapman

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          David R. Odenath*        Chief Executive Officer and President               October 7, 2003
          -----------------
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

         __________________            Executive Vice President and                    October 7, 2003
       /s/  Anthony Piszel                 Chief Financial Officer

                                                          (Board of Directors)

      James Avery*                            Vivian Banta*                              Richard Carbone*
      ------------                            ------------                               ----------------
      James AveryVivian Banta                 Richard Carbone

      Helen Galt*                             Ronald Joelson*                            David R. Odenath*
      -----------                             ---------------                            -----------------
      Helen Galt                              Ronald Joelson                            David R. Odenath

                                    *By:  _____________________________
                                          -----------------------------
                                          /s/ Timothy P. Harris

          *Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577